Fixed Assets - Summary of fixed assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 894,627		$ 894,627		$ 4,335
Less accumulated. Depreciation	(99,939)		(99,939)		(678)
Fixed Assets, net	794,688		794,688		3,657
Depreciation expense	7,253	$ 191	9,735	$ 395
iDoc
Fixed Assets
Fixed Assets, gross					131,216	$ 42,482
Less accumulated. Depreciation					(17,172)	(3,776)
Fixed Assets, net					114,044	38,706
Depreciation expense					13,396	3,776
Office equipment
Fixed Assets
Fixed Assets, gross	23,259		23,259		3,335
Office equipment | iDoc
Fixed Assets
Fixed Assets, gross					28,506	28,506
Medical equipment
Fixed Assets
Fixed Assets, gross	123,095		123,095		1,000
Medical equipment | iDoc
Fixed Assets
Fixed Assets, gross					89,246	$ 13,976
Furniture
Fixed Assets
Fixed Assets, gross	5,045		5,045
Furniture | iDoc
Fixed Assets
Fixed Assets, gross					6,153
Leasehold improvements
Fixed Assets
Fixed Assets, gross	$ 6,604		$ 6,604
Leasehold improvements | iDoc
Fixed Assets
Fixed Assets, gross					$ 7,311